20 Provisions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of provisions [Line Items]
Significant contingent liabilities	R$ 10,460,737	R$ 9,433,489
Customer claims [member]
Summary of provisions [Line Items]
Significant contingent liabilities	110,508	86,061
Supplier claims [member]
Summary of provisions [Line Items]
Significant contingent liabilities	1,350,308	1,986,736
Other civil claims [member]
Summary of provisions [Line Items]
Significant contingent liabilities	758,800	679,623
Tax claims [member]
Summary of provisions [Line Items]
Significant contingent liabilities	1,253,636	1,184,811
Labor claims [member]
Summary of provisions [Line Items]
Significant contingent liabilities	1,005,648	631,364
Environmental claims [member]
Summary of provisions [Line Items]
Significant contingent liabilities	R$ 5,981,837	R$ 4,864,894